Investments Components of Net Realized Gains (Losses) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gain (Loss) on Securities [Line Items]
Total available-for-sale securities	$ 305.9	$ 900.7	$ 281.9
Total equity securities	397.6	113.0	97.9
Subtotal gross realized gains on security sales	703.5	1,013.7	379.8
Total available-for-sale securities	(67.4)	(29.6)	(34.0)
Total equity securities	(21.8)	(69.4)	(11.2)
Subtotal gross realized losses on security sales	(89.2)	(99.0)	(45.2)
Total available-for-sale securities	238.5	871.1	247.9
Total equity securities	375.8	43.6	86.7
Net realized gains (losses) on security sales	614.3	914.7	334.6
Hybrid securities	(7.7)	7.4	18.0
Equity securities	907.6	706.5	739.9
Derivatives	0.0	1.4	0.0
Net holding period gains (losses) on securities	899.9	715.3	757.9
Net impairment losses recognized in earnings	(5.0)	0.0	(63.3)
Total net realized gains (losses) on securities	1,509.2	1,630.0	1,029.2
U.S. government obligations
Gain (Loss) on Securities [Line Items]
Total available-for-sale securities	105.8	612.5	164.4
Total available-for-sale securities	(52.0)	(9.6)	(20.4)
Total available-for-sale securities	53.8	602.9	144.0
State and local government obligations
Gain (Loss) on Securities [Line Items]
Total available-for-sale securities	51.2	102.4	6.1
Total available-for-sale securities	(3.4)	(0.7)	(0.7)
Total available-for-sale securities	47.8	101.7	5.4
Foreign government obligations
Gain (Loss) on Securities [Line Items]
Total available-for-sale securities	(0.1)	0.0	0.0
Total available-for-sale securities	(0.1)	0.0	0.0
Corporate debt securities
Gain (Loss) on Securities [Line Items]
Total available-for-sale securities	104.0	161.9	100.1
Total available-for-sale securities	(8.3)	(6.5)	(7.9)
Total available-for-sale securities	95.7	155.4	92.2
Residential mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Total available-for-sale securities	0.3	0.0	0.2
Total available-for-sale securities	(1.1)	0.0	(2.3)
Total available-for-sale securities	(0.8)	0.0	(2.1)
Commercial mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Total available-for-sale securities	41.9	23.7	8.1
Total available-for-sale securities	(1.9)	(12.8)	(2.2)
Total available-for-sale securities	40.0	10.9	5.9
Other asset-backed securities
Gain (Loss) on Securities [Line Items]
Total available-for-sale securities	1.2	0.2	0.8
Total available-for-sale securities	(0.6)	0.0	(0.1)
Total available-for-sale securities	0.6	0.2	0.7
Redeemable preferred stocks
Gain (Loss) on Securities [Line Items]
Total available-for-sale securities	1.5	0.0	2.2
Total available-for-sale securities	0.0	0.0	(0.4)
Total available-for-sale securities	1.5	0.0	1.8
Nonredeemable preferred stocks
Gain (Loss) on Securities [Line Items]
Total equity securities	28.0	24.4	36.2
Total equity securities	(1.7)	(8.7)	(3.2)
Total equity securities	26.3	15.7	33.0
Common equities
Gain (Loss) on Securities [Line Items]
Total equity securities	369.6	88.6	61.7
Total equity securities	(20.1)	(60.7)	(8.0)
Total equity securities	349.5	27.9	53.7
Other Assets
Gain (Loss) on Securities [Line Items]
Net impairment losses recognized in earnings	$ (5.0)	$ 0.0	$ (63.3)